Annual Fund Operating Expenses - Ariel Fund	Feb. 01, 2021
Investor Class
Operating Expenses:
Management fees	0.59%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual fund operating expenses	1.04%
Institutional Class
Operating Expenses:
Management fees	0.59%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.72%